Property and equipment	9 Months Ended
Sep. 30, 2026
Property, plant and equipment [abstract]
Property and equipment	Property and equipment

	Furniture and office equipment	Leasehold improvements	Land and Building	Total
	$	$	$	$
Cost
Balance – December 31, 2025	4,915	1,743	790	7,448
Additions	475	66	—	541
Dispositions	(152)	—	—	(152)
Effects of foreign exchange	(109)	(41)	(33)	(183)
Balance – September 30, 2026	5,129	1,768	757	7,654

Accumulated depreciation
Balance – December 31, 2025	3,755	1,500	148	5,403
Depreciation	474	44	45	563
Dispositions	(126)	—	—	(126)
Effects of foreign exchange	(103)	(38)	(10)	(151)
Balance – September 30, 2026	4,000	1,506	183	5,689

Carrying value
Balance – December 31, 2025	1,160	243	642	2,045
Balance – September 30, 2026	1,129	262	574	1,965